CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common shares, no par value
Common shares, issued	11,052	11,052
Common shares, outstanding	11,052	11,052